Share Capital, Treasury Stock and Share Premium (Tables)	12 Months Ended
Jun. 30, 2018
DisclosureOf Share Capital Treasury Stock and Share Premium [Abstract]
Disclosure of classes of share capital [text block]
	Number of ordinary shares issued	Share Capital	Number of Treasury Stock	Treasury Stock	Share Premium
		(US$’000)		(US$’000)	(US$’000)

At June 30, 2017	110,766,600	-	650,746	(281)	160,971

At June 30, 2018	110,766,600	-	650,746	(281)	160,971